Cover	Dec. 23, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 23, 2021
Entity File Number	001-40116
Entity Registrant Name	AdTheorent Holding Company, Inc.
Entity Central Index Key	0001838672
Entity Tax Identification Number	85-3978415
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	330 Hudson Street
Entity Address, Address Line Two	13th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10013
City Area Code	800
Local Phone Number	804-1359
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true
Entity Information, Former Legal or Registered Name	MCAP Acquisition Corporation
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	ADTH
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase Class A common stock
Trading Symbol	ADTHW
Security Exchange Name	NASDAQ
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	311 South Wacker Drive
Entity Address, Address Line Two	Suite 6400
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606